June 16, 2015

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Ohio National Fund, Inc. (1940 Act File No. 811-3015)

Post-Effective Amendment No. 70 to File No. 2-67464

Ladies and Gentlemen:

Attached hereto is post-effective amendment 70 to File number 2-67464. This post-effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933 to revise the disclosure for the Capital Growth Portfolio to reflect a sub-adviser and strategy change and a reduction in advisory and sub-advisory fees. In addition, there are some non-material changes related to the portfolio manager information for the Equity Portfolio.

The registrant is requesting selective review of the above-referenced post-effective amendment pursuant to Securities Act Release No. 6510 (Feb. 15, 1984) (“Release”). Registrant notes that the Commission staff has encouraged registrants to request selective review of their filings pursuant to the Release. 1996 Industry Comment Letter at p. 6, par. D.1. The Release states that the Commission staff “will try to notify each registrant promptly concerning what level of review will be accorded their filing.” The Release further states that “the staff expects to notify registrants concerning the status of their filings within ten calendar days of the filing date.”

In support of its request, the registrant notes that it is only making changes in the post-effective amendment related to the Capital Growth Portfolio and non-material changes to portfolio manager information for the Equity Portfolio. Accordingly, the registrant respectfully submits that the Commission staff can focus its review on the disclosure changes relating to the changes.

The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Senior Associate Counsel